COLONIAL VALUE FUND               SEMIANNUAL REPORT

DECEMBER 31, 1999

President's Message


DEAR SHAREHOLDER:

In the second half of 1999, the U.S. equity markets continued their upward surge, despite a significant rise in interest rates. The booming U.S. economy, which set a record for continuous expansion early this year, helped propel most major market indexes into record territory in December. The stock market was sharply divided, however, between lackluster performance in the third quarter of 1999 and stellar performance in the fourth quarter. The gains in the fourth quarter were driven in large part by a small group of technology stocks which experienced astounding price appreciation, while most stocks in the Standard & Poor's (S&P) 500 Index were either flat or lost ground. Finally, the significant discrepancy between the performance of growth stocks versus value stocks continued, with growth stocks remaining stronger.

Colonial Value Fund uses a value approach, investing in sectors or stocks that are out of favor in the economic environment, but are in the manager's opinion, fundamentally good values. Last year was a very poor year for the performance of value stocks as compared to growth stocks. The Fund's six month returns certainly reflect that environment. Within the value stock universe, the Fund performed in line with the S&P Barra Value Index. While the Fund's investment style has been out of favor, some experts recommend that investors balance their portfolios between growth and value investment styles when seeking long-term growth.

The following report will provide you with more specific information about your Fund's performance and the strategies used during the six-month period. As always, we thank you for choosing Colonial Value Fund and for giving us the opportunity to serve your investment needs.

Sincerely,



/s/ Stephen E. Gibson
Stephen E. Gibson
President
February 11, 2000




Not FDIC    May Lose Value
Insured     No Bank Guarantee

HIGHLIGHTS


     --> MARKET NARROWS IN RESPONSE TO INTEREST RATE HIKES.

         During the summer, the Federal Reserve Board (the Fed) became concerned about the potential effects of inflation on a robust economy, stock prices and low unemployment. The Fed raised short-term interest rates three times since the summer, causing investors to seek the relative stability of growth stocks.

     --> TECHNOLOGY STOCKS DOMINATED THE STOCK MARKET IN THE FINAL QUARTER OF
         1999.

         While the market in general declined in the third quarter of the year, stock prices surged in the fourth quarter, led by the booming technology sector. The technology-laden Nasdaq Composite Index rose an astounding 51.5% in the second half of the year; with the majority of its return occurring in the fourth quarter.

     --> GROWTH STOCK PERFORMANCE DOMINATED VALUE STOCKS DURING THE PERIOD.

         Growth stocks continued to dominate the market as well, outperforming value stocks by a significant margin. This trend has occurred for the past several years. We believe that diversification into value stocks may benefit long-term investors, if they return to favor.

                       TOTAL RETURNS FOR S&P 500 GROWTH
                              AND VALUE INDEXES
                              6/30/99 - 12/31/99

S&P Barra Growth Index        15.3%
S&P Barra Value Index         (1.1%)

The Nasdaq Composite Index is a price only index that measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq stock market. The S&P Barra Growth and Value Indexes are subsets of the S&P 500 Index. The Value Index contains companies with lower price-to-book ratios, while the Growth Index contains those with higher ratios. Unlike mutual funds, indexes do not incur fees or expenses. It is not possible to invest in an index. Past performance cannot predict future results.


             SIX-MONTH TOTAL RETURNS FOR THE PERIOD ENDED 12/31/99

           Without   With
           sales     sales
           charge    charge

Class A   (13.73)%  (18.69)%
Class B   (14.06)%  (18.30)%
Class C   (14.06)%  (14.90)%
Class Z   (13.68)%     N/A

                    NET ASSET VALUE PER SHARE AS OF 12/31/99

Class A            $11.42
Class B            $11.39
Class C            $11.39
Class Z            $11.42

                     SIX-MONTH DISTRIBUTIONS AS OF 12/31/99

Class A            $0.167
Class B            $0.143
Class C            $0.143
Class Z            $0.174

                           PORTFOLIO MANAGER'S REPORT


SECTOR BREAKDOWN
12/31/99 VS. 6/30/99


                        12/31/99       6/30/99

Consumer Staples         16.4%          10.6%
Consumer Cyclical        15.4%          21.7%
Financials               12.9%          15.1%
Energy                   11.4%          11.5%
Technology               11.8%           5.3%
Basic Materials           9.8%           0.9%
Healthcare                8.9%           8.4%
Capital Goods             6.6%           5.9%


Sector breakdowns are calculated as a percentage of equity market value. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain the same portfolio holdings and sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


BOUGHT

AT&T (2.2% OF NET ASSETS)

Concerns over long distance pricing depressed valuations to attractive levels. While long distance pricing is under pressure, AT&T has gained market share and volume. Additionally, their cellular and cable businesses are enjoying robust growth.

RISING INTEREST RATES HURT VALUE STOCKS

After ending its last fiscal year in the midst of a value market rally, higher interest rates during the first six months of this fiscal period hurt the Fund's value-oriented stocks. Historically, rising rates have been indicative of a strong economy that has benefited value stocks. In the latter half of 1999, however, the exact opposite occurred. In this environment, we remained true to our disciplined management approach. We sought companies with solid management and good business plans that are currently out of favor with the market. Should these companies return to favor, we believe the Fund could benefit.

For the six-month period ended December 31, 1999, the Fund's Class A shares had a total return of negative 13.73%, without the effect of a sales charge. This return was well behind the S&P 500 Index's 7.70% return. Much of the difference between the Fund's return and that of the S&P 500 Index can be attributed to the strong performance of both growth and technology stocks over the past six months.

LIMITED EXPOSURE TO FINANCIAL STOCKS HELPED FUND

Concerned about rising inflation fears, we pared down our exposure to financial services companies early in the period. One catalyst of earnings growth for financial companies is declining interest rates. As the Fed switched from a bias toward lowering rates to a bias of raising rates, we felt that these stocks would be less attractive to the market. This decision proved prudent as many financial services stocks lost ground.

ACQUISITIONS FOCUSED ON CYCLICAL STOCKS

Rising interest rates imply strong economic growth, and the performance of many stocks over the past several months bears that out. Traditional cyclical stocks like steel and paper should have benefited from this type of growth environment, but did not. We bought several quality cyclical names during the period and are currently overweighted in this sector. We believe these companies should benefit as investors recognize their strength and earning potential.

CONTINUED ECONOMIC GROWTH COULD FAVOR VALUE STOCKS

With economic growth still strong, many analysts look for further hikes in interest rates early in the year 2000. While significant increases could hurt the stock market, smaller ones could slow growth to a more favorable rate. This could benefit many value-oriented sectors the Fund emphasizes, like energy, steel and paper.

/s/ Scott Schermerhorn

Scott Schermerhorn is portfolio manager of Colonial Value Fund and is a senior vice president of Colonial Management Associates, Inc.

An investment in the Fund offers significant long-term growth potential but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1999

Share Class             A            B            C              Z
Inception (1)         4/1/96       4/1/96       4/1/96        12/1/98

                     w/o sales   with sales    w/o sales    with sales    w/o sales    with sales
                      charge       charge        charge       charge       charge        charge
                     ---------   ----------    ---------    ----------    ---------    ----------
1 Year                 2.11%       (3.76)%        1.39%       (3.61)%        1.37%        0.37%        2.29%

3 Years               12.70        10.50         11.85        11.04         11.84        11.84        12.77

Life of Fund          13.47        11.69         12.63        12.05         12.62        12.62        13.52


(1) The Fund was first made available to the public on November 2, 1998. Prior to that date, the Fund's management team and investment strategy were different.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 3% for the life of the Fund and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been higher.

Share price and investment returns will vary, so you may have a gain or a loss when you sell shares. Total returns include changes in share price and reinvestment of distributions. Portfolio holdings are as of 12/31/99 and are subject to change.


TOP TEN HOLDINGS

    United Healthcare Corp.              2.6%

    Abbott Laboratories                  2.5%

    Motorola                             2.4%

    Royal Dutch Petroleum                2.3%

    AT&T Corp.                           2.2%

    Electronic Data
    Systems Corp.                        2.2%

    Int'l Paper Co.                      2.1%

    Nucor                                2.1%

    Boeing Co.                           2.1%

    Bestfoods                            2.1%


HELD

ROYAL DUTCH PETROLEUM (2.3% OF NET ASSETS)

This company underperformed its peers in 1998, which many investors viewed as a negative. Upon examining their geographic mix, we concluded that the underperformance was due to the company's Asian exposure and retained our position. The stock price rebounded along with the Asian economy and our investment benefited the Fund.

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

INVESTMENT PORTFOLIO

December 31, 1999 (Unaudited)
(In thousands)


COMMON STOCKS 98.8%                            SHARES      VALUE
                                               ------      -----
FINANCE, INSURANCE & REAL ESTATE 15.4%
DEPOSITORY INSTITUTIONS 3.1%
First Union Corp.                                14       $  473
J.P. Morgan & Co., Inc.                           4          443
Washington Mutual, Inc.                          19          504
                                                          ------
                                                           1,420
                                                          ------
INSURANCE AGENTS & BROKERS 1.1%
Marsh & McLennan Co., Inc.                        5          498
                                                          ------
INSURANCE CARRIERS 9.2%
Allstate Corp.                                   25          588
MBIA, Inc.                                        9          460
Travelers Property Casualty Corp.                24          825
United Healthcare Corp.                          23        1,206
Unum Provident Corp.                             17          548
XL Capital Ltd., Class A                         12          597
                                                          ------
                                                           4,224
                                                          ------
NONDEPOSITORY CREDIT INSTITUTIONS 2.0%
Associates First Capital Corp.                   12          329
Freddie Mac                                      13          607
                                                          ------
                                                             936
                                                          ------

MANUFACTURING 54.9%
APPAREL 0.9%
Liz Claiborne, Inc.                              11          410
                                                          ------
CHEMICALS & ALLIED PRODUCTS 7.9%
Abbott Laboratories                              32        1,148
Merck & Co., Inc.                                10          651
Monsanto Co.                                     15          534
Mylan Laboratories, Inc.                         24          599
Sherwin-Williams Co.                             34          708
                                                          ------
                                                           3,640
                                                          ------
COMMUNICATIONS EQUIPMENT 2.4%
Motorola, Inc.                                    8        1,104
                                                          ------
ELECTRICAL INDUSTRIAL EQUIPMENT 1.2%
Emerson Electric Co.                              9          539
                                                          ------
FABRICATED METAL 1.3%
Newell Rubbermaid, Inc.                          20          586
                                                          ------
FOOD & KINDRED PRODUCTS 10.0%
Bestfoods                                        18          967
Conagra, Inc.                                    29          657
Corn Products International, Inc.                15          501
Nabisco Holdings Corp.                           17          531
PepsiCo, Inc.                                    22          776
Philip Morris Co., Inc.                          29          665
Tyson Foods, Inc.                                32          525
                                                          ------
                                                           4,622
                                                          ------
HOUSEHOLD APPLIANCES 1.4%
Whirlpool Corp.                                  10          638
                                                          ------
MACHINERY & COMPUTER EQUIPMENT 2.3%
Compaq Computer Corp.                            23          609
Hewlett-Packard Co.                               4          433
                                                          ------
                                                           1,042
                                                          ------


                                               SHARES      VALUE
                                               ------      -----
MEASURING & ANALYZING INSTRUMENTS 2.8%
Eastman Kodak Co.                                11       $  755
Raytheon Co., Class A                            21          516
                                                          ------
                                                           1,271
                                                          ------
MISCELLANEOUS MANUFACTURING 1.5%
Mattel, Inc.                                     51          675
                                                          ------
PAPER PRODUCTS 5.9%
International Paper Co.                          18          988
Kimberly Clark Corp.                             13          861
Temple-Inland, Inc.                              14          890
                                                          ------
                                                           2,739
                                                          ------
PETROLEUM REFINING 6.9%
Chevron Corp.                                     6          546
Repsol SA                                        32          742
Royal Dutch Petroleum Co.                        18        1,064
USX-Marathon Group                               34          846
                                                          ------
                                                           3,198
                                                          ------
PRIMARY METAL 2.1%
Nucor Corp.                                      18          981
                                                          ------
STONE, CLAY, GLASS & CONCRETE 2.0%
Minnesota Mining & Manufacturing Co.             10          940
                                                          ------
TRANSPORTATION EQUIPMENT 6.3%
Boeing Co.                                       23          969
Delphi Automotive Systems Corp.                  41          650
General Motors Corp.                             10          756
Lockheed Martin Corp.                            25          549
                                                          ------
                                                           2,924
                                                          ------

MINING & ENERGY 4.3%
CRUDE PETROLEUM & NATURAL GAS 1.9%
Burlington Resources, Inc.                       27          886
                                                          ------
GOLD & SILVER MINING 1.2%
Barrick Gold Corp.                               31          550
                                                          ------
OIL & GAS FIELD SERVICES 1.2%
Diamond Offshore Drilling, Inc.                  18          550
                                                          ------

RETAIL TRADE 7.8%
APPAREL & ACCESSORY STORES 1.3%
Nordstrom, Inc.                                  23          605
                                                          ------
FOOD STORES 1.0%
Albertson's, Inc.                                15          471
                                                          ------
GENERAL MERCHANDISE STORES 2.2%
Federated Department Stores, Inc.(a)             11          541
Kmart Corp.                                      49          496
                                                          ------
                                                           1,037
                                                          ------
MISCELLANEOUS RETAIL 3.3%
Office Depot, Inc.(a)                            57          620
Toys R Us, Inc.(a)                               62          893
                                                          ------
                                                           1,513
                                                          ------

December 31, 1999 (Unaudited)
(In thousands)


COMMON STOCKS (CONTINUED)                      SHARES      VALUE
                                               ------      -----
SERVICES 8.3%
BUSINESS SERVICES 1.8%
Manpower, Inc.                                    2       $  820
                                                          ------
COMPUTER RELATED SERVICES 4.2%
Electronic Data Systems Corp.                    15          997
First Data Corp.                                 19          942
                                                          ------
                                                           1,939
                                                          ------
HEALTH SERVICES 1.0%
Columbia/HCA Healthcare Corp.                    16          463
                                                          ------
MOTION PICTURES 1.3%
The Walt Disney Co.                              20          594
                                                         -------

TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES 8.1%
Electric Services 2.8%
Entergy Corp.                                    19          479
PG&E Corp.                                       11          219
Southern Co.                                     25          583
                                                         -------
                                                           1,281
                                                         -------
GAS SERVICES 1.6%
Coastal Corp.                                    21          755
                                                         -------
TELECOMMUNICATION 2.5%
AT&T Corp.                                       20        1,025
US West, Inc.                                     2          115
                                                         -------
                                                           1,140
                                                         -------
WATER TRANSPORTATION 1.2%
Tidewater, Inc.                                  15          536
                                                         -------

TOTAL COMMON STOCKS
(cost of $46,542) (b)                                     45,527
                                                         -------


SHORT-TERM OBLIGATIONS 1.0%                    PAR

Repurchase agreement with SBC
Warburg Ltd., dated 12/31/99,
due 01/03/00 at 2.500%,
collateralized by U.S Treasury
bonds and/or notes with
various maturities to 2021,
market value $463, (repurchase
proceeds $454)                                 $454          454
                                                         -------
OTHER ASSETS AND LIABILITIES, NET 0.2%                       125
                                                         -------
NET ASSETS 100.0%                                        $46,106
                                                         -------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

Statement of Assets and Liabilities

December 31, 1999 (Unaudited)
(In thousands except for per share amount and footnotes)


ASSETS
Investments at value (cost $46,542)                                        $ 45,527
Short-term obligations                                                          454
                                                                           --------
                                                                             45,981
Cash including foreign currencies (cost $22)                     $ 22
Receivable for:
  Fund shares sold                                                119
  Dividends                                                        79
  Foreign tax reclaims                                              1
Deferred organization expenses                                     13           234
                                                                 ----      --------
  Total Assets                                                               46,215

LIABILITIES
Payable for:
  Fund shares repurchased                                          78
  Distributions                                                     7
Payable to Advisor                                                  1
Accrued:
  Deferred Trustees fees                                            1
Other                                                              22           109
  Total Liabilities                                              ----      ========

NET ASSETS                                                                 $ 46,106
                                                                           ========
Net asset value & redemption price per share --
  Class A ($11,474/1,005)                                                  $  11.42(a)
                                                                           ========
Maximum offering price per share --
  Class A ($11.42/0.9425)                                                  $  12.12(b)
                                                                           ========
Net asset value & offering price per share --
  Class B ($20,080/1,763)                                                  $  11.39(a)
                                                                           ========
Net asset value & offering price per share --
  Class C ($1,678/147)                                                     $  11.39(a)
                                                                           ========
Net asset value, offering &
  redemption price per share --
  Class Z ($12,874/1,127)                                                  $  11.42
                                                                           ========

COMPOSITION OF NET ASSETS
Capital paid in                                                            $ 49,277
Undistributed net investment income                                              64
Accumulated net realized loss                                                (2,220)
Net unrealized depreciation                                                  (1,015)
                                                                           --------
                                                                           $ 46,106
                                                                           ========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

Statement of Operations

For the six months ended December 31, 1999 (Unaudited)
(In thousands)


INVESTMENT INCOME
Dividends                                                                             $   410
Interest                                                                                   20
                                                                                      -------

  Total Investment Income                                                                 430

EXPENSES
Management fee                                                              $ 179
Service fee -- Class A, Class B, Class C                                       42
Distribution fee -- Class B                                                    74
Distribution fee -- Class C                                                     6
Transfer agent fee                                                             56
Bookkeeping fee                                                                14
Trustee fee                                                                     4
Custodian fee                                                                   1
Audit fee                                                                       6
Legal fee                                                                       3
Registration fee                                                               32
Reports to shareholders                                                         3

Amortization of deferred
  organization expenses                                                         5
Other                                                                           3
                                                                            -----
                                                                              428
Fees and expenses waived by the Advisor                                      (138)        290
                                                                            -----     --------
   Net Investment Income                                                                  140
                                                                                      -------

NET REALIZED & UNREALIZED LOSS ON
PORTFOLIO POSITIONS
Net realized loss                                                          (2,216)
Net change in unrealized appreciation/
  depreciation                                                             (4,552)
                                                                            -----
   Net Loss                                                                            (6,768)
                                                                                      -------
Decrease in Net Assets from Operations                                                $(6,628)
                                                                                      =======


See notes to financial statements.

Statement of Changes in Net Assets

(In thousands)


                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                    DECEMBER 31,     JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                      1999          1999 (a)
---------------------------------                   -----------     ----------
Operations:
Net investment income                                $    140        $    108
Net realized gain (loss)                               (2,216)            829
Net change in unrealized appreciation/
  depreciation                                         (4,552)          2,668
                                                     --------        --------
  Net Increase (Decrease) from Operations              (6,628)          3,605
Distributions:
From net investment income -- Class A                     (30)            (82)
In excess of net investment income -- Class A              --             (11)
From net realized gains -- Class A                       (143)           (563)
From net investment income -- Class B                     (10)            (12)
In excess of net investment income -- Class B              --              (2)
From net realized gains -- Class B                       (242)            (55)
From net investment income -- Class C                      (1)             (3)
In excess of net investment income -- Class C              --              (1)
From net realized gains -- Class C                        (20)            (55)
From net investment income -- Class Z                     (31)            (23)
In excess of net investment income -- Class Z              --              (3)
From net realized gains -- Class Z                       (147)             --
                                                     --------        --------
                                                       (7,252)          2,795
                                                     --------        --------
Fund Share Transactions:
Receipts for shares sold -- Class A                     3,009           7,946
Value of distributions reinvested -- Class A              163             653
Cost of shares repurchased -- Class A                  (2,373)           (632)
                                                     --------        --------
                                                          799           7,967
                                                     --------        --------
Receipts for shares sold -- Class B                    10,848          17,193
Value of distributions reinvested -- Class B              226              67
Cost of shares repurchased -- Class B                  (5,325)         (1,492)
                                                     --------        --------
                                                        5,749          15,768
                                                     --------        --------
Receipts for shares sold -- Class C                       855             930
Value of distributions reinvested -- Class C               19              59
Cost of shares repurchased -- Class C                    (334)            (20)
                                                     --------        --------
                                                          540             969
                                                     --------        --------
Receipts for shares sold -- Class Z                     6,358           7,539
Value of distributions reinvested -- Class Z              179              25
Cost of shares repurchased -- Class Z                    (150)             --
                                                     --------        --------
                                                        6,387           7,564
                                                     --------        --------
  Net Increase from Fund Share
   Transactions                                        13,475          32,268
                                                     --------        --------
   Total Increase                                       6,223          35,063

NET ASSETS
Beginning of period                                    39,883           4,820
                                                     --------        --------
End of period (including undistributed
  and net of overdistributed net
investment income of $64 and $4, respectively)       $ 46,106        $ 39,883
                                                     =======        ========


(a) Class Z shares were initially offered on December 1, 1998.

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                    DECEMBER 31,     JUNE 30,
NUMBER OF FUND SHARES                                  1999          1999 (a)
---------------------------------                   -----------     ----------

Sold -- Class A                                         246              653
Issued for distributions reinvested --
  Class A                                                14               58
Repurchased -- Class A                                 (203)             (52)
                                                       ----            -----
                                                         57              659
                                                       ----            -----
Sold -- Class B                                         874            1,396
Issued for distributions reinvested --
  Class B                                               196
Repurchased -- Class B                                 (440)            (120)
                                                       ----            -----
                                                        453            1,282
                                                       ----            -----
Sold -- Class C                                          70               72
Issued for distributions reinvested --
  Class C                                                 1                5
Repurchased -- Class C                                  (28)              (1)
                                                       ----            -----
                                                         43               76
                                                       ----            -----
Sold -- Class Z                                         514              608
Issued for distributions reinvested --
  Class Z                                                16                2
Repurchased -- Class Z                                  (13)              --
                                                       ----            -----
                                                        517              610
                                                       ----            -----



See notes to financial statements.

Notes To Financial Statements

December 31, 1999 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Value Fund (the Fund), a series of Liberty Funds Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES:

The Fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

December 31, 1999 (Unaudited)

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate to the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the fund's average net assets and receives reimbursement for certain out-of-pocket expense.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $268,718 on sales of the Fund's Class A shares and received contingent deferred sales charges respectively (CDSC) of $36, $62,971 and $1,058 on Class A, Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended December 31, 1999, purchases and sales of investments, other than short-term obligations, were $28,127,520 and $15,001,370, respectively.

Unrealized appreciation (depreciation) at December 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was approximately:

Gross unrealized appreciation       $ 4,619,000
Gross unrealized depreciation        (5,634,000)
                                    -----------
  Net unrealized appreciation       $(1,015,000)
                                    ===========

December 31, 1999 (Unaudited)


OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

At December 31, 1999, the Fund had three shareholders who owned greater than 5% of the Fund's outstanding shares.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                     (UNAUDITED)
                                                                          SIX MONTHS ENDED DECEMBER 31, 1999
                                                              ------------------------------------------------------
                                                              CLASS A         CLASS B         CLASS C        CLASS Z
                                                              -------         -------         -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.430         $13.420         $13.420        $13.430
                                                              -------         -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                    0.062           0.017           0.017          0.070
Net realized and unrealized loss                               (1.905)         (1.904)         (1.904)        (1.906)
                                                              -------         -------         -------        -------
   Total from Investment Operations                            (1.843)         (1.887)         (1.887)        (1.836)
                                                              -------         -------         -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.029)         (0.005)         (0.005)        (0.036)
From net realized gains                                        (0.138)         (0.138)         (0.138)        (0.138)
                                                              -------         -------         -------        -------
   Total Distributions Declared to Shareholders                (0.167)         (0.143)         (0.143)        (0.174)
NET ASSET VALUE, END OF PERIOD                                $11.420         $11.390         $11.390        $11.420
                                                              =======         =======         =======        =======
Total return (c)(d)(e)                                         (13.73)%        (14.06)%        (14.06)%       (13.68)%
                                                              =======         =======         =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                 (1.00)%         (1.75)%         (1.75)%        (0.75)%
Fees and expenses waived or borne by the Advisor (f)(g)          0.62%           0.62%           0.62%          0.62%
Net investment income (f)(g)                                     0.92%           0.17%           0.17%          1.17%
Portfolio turnover (e)                                             34%             34%             34%            34%
Net assets at end of period (000)                             $11,474         $20,080         $ 1,678        $12,874


(a) Net of fees and expenses waived or
    borne by the Advisor which amounted to:                   $ 0.037         $ 0.037         $ 0.037        $ 0.037

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Annualized.

                                                                             YEAR ENDED JUNE 30, 1999
                                                             ---------------------------------------------------------
                                                             CLASS A         CLASS B          CLASS C      CLASS Z (c)
                                                             -------         --------         -------      -----------

NET ASSET VALUE, BEGINNING OF PERIOD                         $13.960         $ 13.910         $13.910        $11.230
                                                             -------         --------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                   0.137            0.043           0.044          0.089
Net realized and unrealized gain                               1.502            1.513           1.510          2.185
                                                             -------         --------         -------        -------
Total from Investment Operations                               1.639            1.556           1.554          2.274
                                                             -------         --------         -------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    (0.201)          (0.093)         (0.091)        (0.065)
In excess of net investment income                            (0.028)          (0.013)         (0.013)        (0.009)
From net realized gains                                       (1.940)          (1.940)         (1.940)            --
                                                             -------         --------         -------        -------
Total Distributions Declared to Shareholders                  (2.169)          (2.046)         (2.044)        (0.074)
                                                             -------         --------         -------        -------
NET ASSET VALUE, END OF PERIOD                               $13.430         $ 13.420         $13.420        $13.430
                                                             =======         ========         =======        =======
Total return (d)(e)                                            15.07%           14.23%          14.21%         20.30%
                                                             =======         ========         =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                    1.00%            1.75%           1.75%          0.75%(g)
Fees and expenses waived or borne by the Advisor (f)            1.28%            1.28%           1.28%
                                                                                                                1.08%(g)
Net investment income (f)                                       1.07%            0.32%           0.32%          1.21%(g)
Portfolio turnover                                                65%              65%             65%            65%
Net assets at end of period (000)                            $12,732         $ 17,569         $ 1,394        $ 8,188
(a) Net of fees and expenses waived or
    borne by the Advisor which amounted to:                  $ 0.160         $  0.160         $ 0.160        $ 0.079

(b) Per share data was calculated using average shares outstanding during the period.

(c) Class Z shares were initially offered on December 1, 1998. Per share amounts reflect activity from that date.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                     YEARS ENDED JUNE 30
                                                     ----------------------------------------------------------------------
                                                                    1998                                 1997
                                                     -----------------------------------     ------------------------------
                                                     CLASS A      CLASS B     CLASS C (c)    CLASS A    CLASS B     CLASS C
                                                     -------      -------     ----------     -------    -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                 $12.690      $12.630      $12.630       $10.280    $10.260     $10.260
                                                     -------      -------      -------       -------    -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                    0.070       (0.031)      (0.031)        0.141      0.058       0.058
Net realized and unrealized gain                       2.900        2.897        2.897         2.428      2.413       2.413
                                                     -------      -------      -------       -------    -------     -------
   Total from Investment Operations                    2.970        2.866        2.866         2.569      2.471       2.471
                                                     -------      -------      -------       -------    -------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.150)      (0.036)      (0.036)       (0.159)    (0.101)     (0.101)
From net realized gains                               (1.550)      (1.550)      (1.550)           --         --          --
                                                     -------      -------      -------       -------    -------     -------
   Total Distributions Declared
      to Shareholders                                 (1.700)      (1.586)      (1.586)       (0.159)    (0.101)     (0.101)
                                                     -------      -------      -------       -------    -------     -------
NET ASSET VALUE, END OF PERIOD                       $13.960      $13.910      $13.910       $12.690    $12.630     $12.630
                                                     =======      =======      =======       =======    =======     =======
Total return (e)(f)                                    24.99%       24.13%       24.13%        25.23%     24.23%      24.23%
                                                     =======      =======      =======       =======    =======     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                            1.52%        2.27%        2.27%         1.55%      2.30%       2.30%
Fees and expenses waived or
  borne by the Advisor (h)                              2.11%        2.11%        2.11%         2.64%      2.64%       2.64%
Net investment income (h)                               0.52%       (0.23)%      (0.23)%        1.27%      0.52%       0.52%
Portfolio turnover                                        79%          79%          79%          129%       129%        129%
Net assets at end of period (000)                    $ 4,029      $   395      $   396       $ 3,217    $   319     $   319
(a)Net of fees and expenses waived or borne by
  the Advisor which amounted to:                     $ 0.285      $ 0.285      $ 0.285       $ 0.292    $ 0.292     $ 0.292


                                                                PERIOD ENDED JUNE 30
                                                      -------------------------------------
                                                                    1996 (d)
                                                      -------------------------------------
                                                      CLASS A       CLASS B         CLASS C
                                                      -------       -------         -------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.940       $ 9.940         $ 9.940
                                                      -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                     0.044         0.024           0.024
Net realized and unrealized gain                        0.296         0.296           0.296
                                                      -------       -------         -------
   Total from Investment Operations                     0.340         0.320           0.320
                                                      -------       -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 --            --             --
From net realized gains                                    --            --             --
                                                      -------       -------         -------
   Total Distributions Declared
      to Shareholders                                      --            --              --
                                                      -------       -------         -------
NET ASSET VALUE, END OF PERIOD                        $10.280       $10.260         $10.260
                                                      =======       =======         =======
Total return (e)(f)                                      3.42%(g)      3.22%(g)        3.22%(g)
                                                      =======       =======         =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                             1.55%(i)      2.30%(i)        2.30%(i)
Fees and expenses waived or
  borne by the Advisor (h)                               1.55%(i)      1.55%(i)        1.55%(i)
Net investment income (h)                                1.77%(i)      1.02%(i)        1.02%(i)
Portfolio turnover                                         16%(g)        16%(g)          16%(g)
Net assets at end of period (000)                     $ 2,570       $   257         $   257
(a)Net of fees and expenses waived or borne by
  the Advisor which amounted to:                      $ 0.039       $ 0.039         $ 0.039



(b) Per share data was calculated using average shares outstanding during the period

(c)  Class D shares were redesignated Class C shares on July 1, 1997.

(d) The Fund commenced investment operations on March 25, 1996. The activity shown is from effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized.

TRUSTEES & TRANSFER AGENT


TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

ANNUAL REPORT:
COLONIAL VALUE FUND

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COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

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HUSON

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BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

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financial goals.


COLONIAL VALUE FUND       SEMIANNUAL REPORT


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